Supplement to the
Fidelity® Low-Priced Stock Fund
September 29, 2015
Prospectus

Rayna Lesser no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (lead portfolio manager) has managed the fund since December 1989.

Justin Bennett (co-manager), Katherine Buck (co-manager), James Harmon (co-manager), John Mirshekari (co-manager), and Shadman Riaz (co-manager) have managed the fund since September 2011.

Morgen Peck (co-manager) has managed the fund since May 2016.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section.

Morgen Peck is co-manager of the fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

LPS-16-01  June 2, 2016
1.480654.129

Supplement to the
Fidelity® Low-Priced Stock Fund
Class K
September 29, 2015
Prospectus

Rayna Lesser no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Joel Tillinghast (lead portfolio manager) has managed the fund since December 1989.

Justin Bennett (co-manager), Katherine Buck (co-manager), James Harmon (co-manager), John Mirshekari (co-manager), and Shadman Riaz (co-manager) have managed the fund since September 2011.

Morgen Peck (co-manager) has managed the fund since May 2016.

The following information replaces the biographical information for Rayna Lesser found in the "Fund Management" section.

Morgen Peck is co-manager of the fund, which she has managed since May 2016. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

LPS-K-16-01  June 2, 2016
1.882816.107